Provisions for Legal Proceedings - Schedule of Possible Loss Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Possible Loss Contingent Liabilities [Line Items]
Total probability of loss considered	$ 6,319,604	$ 6,018,201
Labor [Member]
Schedule of Possible Loss Contingent Liabilities [Line Items]
Total probability of loss considered	211,591	267,044
Civil [Member]
Schedule of Possible Loss Contingent Liabilities [Line Items]
Total probability of loss considered	334,851	405,148
Tax [Member]
Schedule of Possible Loss Contingent Liabilities [Line Items]
Total probability of loss considered	$ 5,773,162	$ 5,346,009